Annual Total Returns [BarChart] - VY Invesco Growth and Income Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(2.55%)
2012	14.17%
2013	33.45%
2014	9.72%
2015	(3.26%)
2016	19.52%
2017	13.46%
2018	(13.88%)
2019	24.30%
2020	2.55%